Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares under option	120,089
Weighted average exercise price	$ 35.33	$ 33.82	$ 33.48	$ 28.70
Weighted average remaining life	5 years 3 months 18 days	5 years 9 months 17 days	6 years 8 months 11 days	6 years
$37.26 - $45.97 Exercisable
Shares under option	57,787
Weighted average exercise price	$ 43.25
Weighted average remaining life	7 years
Minimum exercise price	$ 37.26
Maximum exercise price	$ 45.97
$24.76 - $37.25 Exercisable
Shares under option	35,854
Weighted average exercise price	$ 26.24
Weighted average remaining life	3 years 3 months 18 days
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$16.71 - $24.75 Exercisable
Shares under option	14,100
Weighted average exercise price	$ 16.72
Weighted average remaining life	10 months 24 days
Minimum exercise price	$ 16.71
Maximum exercise price	$ 24.75
$37.26 - $45.97 Non-exercisable
Shares under option	12,348
Weighted average exercise price	$ 45.93
Weighted average remaining life	7 years 10 months 23 days
Minimum exercise price	$ 37.26
Maximum exercise price	$ 45.97
Exercisable
Shares under option	107,741
Weighted average exercise price	$ 34.12
Weighted average remaining life	5 years